Income taxes - Summary of Reconciliation of Income Tax Expense to Profit (Loss) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Ajusted profit (loss) before income taxes	R$ (387,290)	R$ (1,445,554)	R$ 1,127,662
Brazilian statutory rate	34.00%	34.00%	34.00%
Rate of annual taxable	30.00%
Tax benefit/(expense) at the statutory rate	R$ 131,679	R$ 491,488	R$ (383,405)
Additions exclusions [abstract]
Tax Expense Income of Entities Exempt from Taxation	48,594	3,931	98,376
Tax effect of Gains (Losses) On Equity Securities At Fair Value Through Profit or Loss	(290,039)	(429,832)	0
Tax effect of other permanent differences	(10,609)	4,325	(4,777)
Tax effect of equity pickup on associates	(1,220)	(3,548)	(2,359)
Tax effect of unrecorded deferred taxes	(33,465)	(40,165)	(31,531)
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	1,292	22,492	0
Tax effect of unrealized gain on previously held interest on acquisition	0	6,161	1,017
Tax Effect of Interest on Capital	560	5,933	12,276
Tax effect of research and development tax benefit	10,275	4,688	13,107
Tax effect of other tax incentives	3,827	2,733	7,080
Tax expense (income)	R$ (139,106)	R$ 68,206	R$ (290,216)
Effective tax rate	(36.00%)	5.00%	26.00%
Current income tax and social contribution	R$ (292,172)	R$ (171,621)	R$ (216,886)
Deferred income tax and social contribution	153,066	239,827	(73,330)
Tax expense (income)	R$ (139,106)	R$ 68,206	R$ (290,216)